Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	March 31,	December 31,
	2025	2024
Computer equipment	$12,740	$12,740
Office furniture	38,994	36,163
Manufacturing equipment	657,143	659,974
Vehicles	61,360	61,360
Building improvements	3,092	3,092
	773,329	773,329
Less: accumulated depreciation	(312,565)	(289,451)
	$460,764	$483,878

Depreciation expense related to the Company’s property and equipment was $23,114 for the three months ended March 31, 2025 and $42,752 for the three months ended March 31, 2024, respectively, which were included in the accompanying consolidated statements of operations.

NOTE 8. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 31,
	2024	2023

Computer equipment	$12,740	$10,636
Office furniture	36,163	36,412
Manufacturing equipment	659,974	647,875
Vehicles	61,360	456,360
Building improvements	3,092	—
	773,329	1,151,283
Less: accumulated depreciation	(289,451)	(238,186)
	$483,878	$913,097

Depreciation expense related to the Company’s property and equipment was $120,791 and $123,762 for the years ended December 31, 2024 and 2023, respectively, which were included in the accompanying consolidated statements of operations.